PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	$ 1,633,316	$ 1,329,952
Accumulated depreciation	(598,297)	(489,927)
Impairment	(45,437)	(30,503)
Property, plant and equipment, excluding construction in process, net	989,582	809,522
Construction in process	56,453	75,464
Property, plant and equipment, net	1,046,035	884,986
Depreciation expense	148,034	120,834	$ 88,931
Buildings
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	453,712	441,975
Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	14,225	13,058
Machinery
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	1,074,460	785,874
Furniture, fixtures and equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	64,117	64,135
Motor vehicles
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	6,351	6,100
Land
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	$ 20,451	$ 18,810